PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 8,217	$ 8,752	$ 6,266
Property Plant And Equipment Pledged For Short Term Loans	0	991
Property Plant And Equipment Pledged For Long Term Loans	2,870	1,703
Property Plant And Equipment Pledged For Line Of Credit	$ 3,121	$ 3,209